Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) shares yr £ / shares	Dec. 31, 2024 GBP (£) yr shares £ / shares	Dec. 31, 2023 GBP (£) yr shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	3,478,076,732	6,273,782	2,733,139
2023 Share Options [Member] | Grant Date January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			97.11%
Dividend yield			0.00%
Risk-free investment rate			3.31%
Fair value of option at grant date | £			£ 870
Fair value of share at grant date			£ 1.23
Exercise price at date of grant			£ 1.23
Lapse date			Jan. 11, 2033
Expected option life (years) | yr			4.5
Number of options granted | shares			1,774,176
2023 Share Options [Member] | Grant Date January 11, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			105.11%
Dividend yield			0.00%
Risk-free investment rate			3.34%
Fair value of option at grant date | £			£ 1,190
Fair value of share at grant date			£ 1.23
Exercise price at date of grant			£ 0.04
Lapse date			Jan. 11, 2033
Expected option life (years) | yr			3.5
Number of options granted | shares			655,425
2023 Share Options [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			116.33%
Dividend yield			0.00%
Risk-free investment rate			3.38%
Fair value of option at grant date | £			£ 1,190
Fair value of share at grant date			£ 1.23
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			2.5
Number of options granted | shares			219,163
2023 Share Options [Member] | Grant Date June 16,2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			121.58%
Dividend yield			0.00%
Risk-free investment rate			4.98%
Fair value of option at grant date | £			£ 560
Fair value of share at grant date			£ 0.59
Exercise price at date of grant			£ 0.04
Lapse date			Jun. 16, 2033
Expected option life (years) | yr			2
Number of options granted | shares			37,500
2023 Share Options [Member] | Grant Date June 16,2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			124.98%
Dividend yield			0.00%
Risk-free investment rate			4.99%
Fair value of option at grant date | £			£ 550
Fair value of share at grant date			£ 0.59
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			1
Number of options granted | shares			9,375
2023 Share Options [Member] | Grant Date July 12,2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			106.61%
Dividend yield			0.00%
Risk-free investment rate			5.21%
Fair value of option at grant date | £			£ 420
Fair value of share at grant date			£ 0.62
Exercise price at date of grant			£ 0.62
Lapse date			Jul. 12, 2033
Expected option life (years) | yr			3
Number of options granted | shares			37,500
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date July 12,2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jul. 12, 2024
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates			Jan. 11, 2027
2024 Share Options [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		104.73%
Dividend yield		0.00%
Risk-free investment rate		3.92%
Fair value of option at grant date | £		£ 220
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.3
Lapse date		Mar 13-14, 2034
Expected option life (years) | yr		4.5
Number of options granted | shares		4,532,313
2024 Share Options [Member] | Grant Date Mar 13, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		110.40%
Dividend yield		0.00%
Risk-free investment rate		4.06%
Fair value of option at grant date | £		£ 200
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.3
Lapse date		Mar. 13, 2034
Expected option life (years) | yr		3
Number of options granted | shares		234,375
2024 Share Options [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		111.25%
Dividend yield		0.00%
Risk-free investment rate		4.03%
Fair value of option at grant date | £		£ 270
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.04
Lapse date		Mar. 13, 2034
Expected option life (years) | yr		3.5
Number of options granted | shares		842,000
2024 Share Options [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		111.50%
Dividend yield		0.00%
Risk-free investment rate		4.21%
Fair value of option at grant date | £		£ 270
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.5
Number of options granted | shares		547,906
2024 Share Options [Member] | Grant Date Mar 13, 2024 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		125.90%
Dividend yield		0.00%
Risk-free investment rate		4.27%
Fair value of option at grant date | £		£ 270
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.04
Lapse date		Mar. 13, 2034
Expected option life (years) | yr		2
Number of options granted | shares		93,750
2024 Share Options [Member] | Grant Date Mar 13, 2024 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		103.00%
Dividend yield		0.00%
Risk-free investment rate		4.59%
Fair value of option at grant date | £		£ 260
Fair value of share at grant date		£ 0.3
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		1
Number of options granted | shares		23,438
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar 13-14, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar 13-14, 2026
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2026
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2026
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar 13-14, 2027
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2027
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2027
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar 13-14, 2028
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2028
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates		Mar. 13, 2028
2025 Share Options [Member] | Grant Date June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	190.44%
Dividend yield	0.00%
Risk-free investment rate	3.91%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	4.5
Number of options granted | shares	196,266,198
2025 Share Options [Member] | Grant Date June 20, 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	211.97%
Dividend yield	0.00%
Risk-free investment rate	3.84%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	3.5
Number of options granted | shares	1,108,027,715
2025 Share Options [Member] | Grant Date June 20, 2025 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	253.88%
Dividend yield	0.00%
Risk-free investment rate	3.75%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	2
Number of options granted | shares	157,982,220
2025 Share Options [Member] | Grant Date June 20, 2025 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	348.99%
Dividend yield	0.00%
Risk-free investment rate	3.62%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	1
Number of options granted | shares	1,304,702,251
2025 Share Options [Member] | Grant Date June 20, 2025 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	253.88%
Dividend yield	0.00%
Risk-free investment rate	3.75%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	2
Number of options granted | shares	711,098,349
2025 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
2025 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 20, 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
2025 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 20, 2025 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
2025 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 20, 2025 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2025
2025 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 20, 2025 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2025
2025 Share Options [Member] | Vesting Dates Two [Member] | Grant Date June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2027
2025 Share Options [Member] | Vesting Dates Two [Member] | Grant Date June 20, 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun 20, 2027
2025 Share Options [Member] | Vesting Dates Three [Member] | Grant Date June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2028
2025 Share Options [Member] | Vesting Dates Three [Member] | Grant Date June 20, 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun 20, 2028
2025 Share Options [Member] | Vesting Dates Four [Member] | Grant Date June 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2029
2025 Share Options [Member] | Vesting Dates Four [Member] | Grant Date June 20, 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2029